Note 4 - Earnings Per Share - Weighted Average Shares Used in Basic and Dilutive Earnings Per Share Computations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net Income	$ 1,498,000	$ 1,271,000
Weighted average shares outstanding – basic (in shares)	1,781,410	1,718,456
Effect of dilutive common stock equivalents (in shares)	154,493	164,010
Adjusted weighted average shares outstanding – diluted (in shares)	1,935,903	1,882,466
Basic earnings per share (in dollars per share)	$ 0.84	$ 0.74
Diluted earnings per share (in dollars per share)	$ 0.77	$ 0.68